Geographic Information - Summary Of Property And Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net	$ 62,910	$ 28,587	$ 7,901	$ 8,527
United States
Property and equipment, net		27,942	7,679	8,295
All Other Countries
Property and equipment, net		$ 645	$ 222	$ 232